Consolidated Statements of Operations and Comprehensive (Loss) Income (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Diluted	25,997,757	24,938,513	24,425,637
Diluted	$ (0.113)	$ 0.010	$ 0.183